Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions
Acquisitions
Acquisitions have been accounted for as business combinations, and the acquired companies’ results have been included in the accompanying consolidated statements of income from their respective dates of acquisition. Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as sales force, shared service centers, distribution channels and customer relations, to expand sales of the acquired businesses’ products; use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.
2016 Acquisitions
During the second quarter of 2016, we acquired a majority shareholding in Exiqon A/S (Exiqon), a publicly traded Danish company headquartered in Vedbaek, Denmark, which is a leading provider of RNA analysis solutions with a proprietary Locked Nucleic Acid (LNA) technology. The acquisition expands our leadership position in Sample to Insight solutions for RNA analysis. On June 28, 2016, we paid DKK 627.4 million ($95.2 million) for approximately 94.52% of the outstanding Exiqon common shares. On the acquisition date, the fair value of the remaining shares was $5.5 million. The fair value of this noncontrolling share was based on reference to quoted market values of Exiqon stock. Since the acquisition date, we have acquired the remaining Exiqon shares for $5.5 million in cash, which is included in other financing activities in the accompanying consolidated statements of cash flows, and as of December 31, 2016 we held 100% of Exiqon's shares. For the year ended December 31, 2016, acquisition-related costs of $6.3 million are included in general and administrative, integration and other in the accompanying consolidated statements of income.
The preliminary purchase price allocation as of December 31, 2016 did not differ from the preliminary purchase price allocation as of June 30, 2016 other than a $9.4 million increase in developed technology, a $9.2 million increase in deferred tax asset on tax loss carry forwards, a $2.8 million decrease in customer relationships, a $1.2 million increase of long-term deferred tax liability, a $0.4 million increase in prepaid expenses and other current assets and an additional $0.3 million increase of other opening balance sheet liabilities. The corresponding impact for these adjustments was a decrease to goodwill of $14.7 million.
The allocation of the purchase price is preliminary and is not yet finalized. The preliminary allocation of the purchase price is based upon preliminary estimates which used information that was available to management at the time the financial statements were prepared and these estimates and assumptions are subject to change within the measurement period, up to one year from the acquisition date. Accordingly, the allocation may change. We continue to gather information about the deferred taxes related to the intangible assets acquired as well as the deferred tax asset on tax loss carry forwards.

(in thousands)	Exiqon acquisition

Purchase Price:
Cash consideration	$95,163
Fair value of remaining shares	5,519
$100,682

Preliminary Allocation:
Cash and cash equivalents	$4,824
Accounts receivable	3,581
Inventory	1,553
Prepaid expenses and other current assets	1,853
Accounts payable	(1,289)
Accruals and other current liabilities	(11,587)
Debt assumed	(6,068)
Other long-term liabilities	(197)
Deferred tax asset on tax loss carry forwards	10,016
Fixed and other long-term assets	2,870
Developed technology	18,500
Customer relationships	3,800
Tradenames	1,400
Goodwill	76,807
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,381)
$100,682

The weighted average amortization period for the intangible assets is 11.1 years. The goodwill acquired is not deductible for tax purposes.
Revenue and earnings in the reporting periods since the acquisition date have not been significant. No pro forma financial information has been provided herein as the acquisition of Exiqon did not have a material impact to net sales, net income or earnings per share on a pro forma basis.

2015 Acquisitions
During 2015, we completed three acquisitions, including the acquisition of MO BIO Laboratories, Inc., a privately-held U.S. company, that is considered a leader in sample technologies for metagenomics and microbiome analysis. Purchase consideration for these acquisitions totaled $66.9 million in cash, net of cash acquired, and as of December 31, 2016, the purchase price allocations are final. Each of these acquisitions did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.
2014 Acquisition
In December 2014, we acquired the enzyme solutions business of Enzymatics Inc. (Enzymatics), a U.S. company whose products are used in an estimated 80% of all next-generation sequencing (NGS) workflows. The comprehensive Enzymatics portfolio complements QIAGEN’s leading offering of universal NGS products, advancing our strategy to drive the adoption of NGS in clinical healthcare. The cash consideration totaled $114.2 million. The acquisition of Enzymatics did not have a material business impact to net sales, net income or earnings per share, and therefore no pro forma financial information has been provided herein.
The final purchase price allocation of Enzymatics did not differ from the preliminary estimates other than an increase of $2.1 million in fair value of contingent consideration, a $0.4 million increase of long-term deferred tax liability and an additional $0.1 million increase of other opening balance sheet adjustments. The corresponding impact for these adjustments was an increase to goodwill of $2.4 million. These changes to arrive at the final purchase price allocation were not material to the consolidated financial statements.
The final purchase price allocation for Enzymatics was as follows:

(in thousands)	Enzymatics acquisition
Purchase Price:
Cash consideration	$114,224
Fair value of contingent consideration	13,600
$127,824

Final Allocation:
Cash and cash equivalents	$1,178
Accounts receivable	2,813
Prepaid expenses and other current assets	1,330
Fixed and other long-term assets	1,414
Accounts payable	(3,090)
Accruals and other current liabilities	(1,940)
Developed technology	28,600
Tradenames	6,600
Customer relationships	22,300
Goodwill	90,177
Deferred tax liability on fair value of identifiable intangible assets acquired	(21,558)
$127,824

The weighted-average amortization period for the intangible assets is 11.1 years. The goodwill acquired is not deductible for tax purposes.
Certain acquisitions may include contingent consideration which is recorded as part of the purchase consideration based on the acquisition date fair value. Under the purchase agreement, potential contingent cash payments through 2017 total $17.0 million, of which the fair value of $13.6 million was recorded as purchase price using a probability-weighted analysis of the future milestones using discount rates between 0.70% and 2.20%. See Note 14, "Fair Value Measurements," for details of the changes in the fair value of the contingent consideration liabilities.
Other 2014 Acquisitions
During 2014, we completed other acquisitions which individually were not significant to the overall consolidated financial statements. The cash paid for these acquisitions, net of cash acquired, totaled $47.4 million. Each of these acquisitions individually did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.
Other Acquisition
During 2011, we acquired a majority shareholding in QIAGEN Marseille S.A., formerly Ipsogen S.A. (Marseille), a publicly listed company founded and based in Marseille, France. During 2014, we acquired additional Marseille shares for a total of $0.3 million and held 90.27% of the Marseille shares as of December 31, 2014. In 2015, QIAGEN Marseille, a fully consolidated entity, sold all its assets and liabilities, with the exception of its intellectual property portfolio. During 2015, we acquired additional Marseille shares through a tender offer for a total of $8.0 million and held 97.22% of the QIAGEN Marseille shares as of December 31, 2015. Per the terms of the tender offer, $2.5 million was aside as of December 31, 2015 in restricted cash for the remaining shares which were acquired in the first quarter of 2016 and as of December 31, 2016 we held 100% of the QIAGEN Marseille shares.